Recently Issued Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
Recently Issued Accounting Pronouncements

(2) Recently Issued Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board amended the authoritative guidance related to comprehensive income. This update requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The update is effective for fiscal years and interim periods beginning after December 15, 2012. The adoption of this new standard does not currently have a material impact on the Company’s consolidated financial statements.